Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Information	The supplemental Cash Flow information of the Partnership is as follows:

(in US$ millions)	2015	2014	2013
Cash interest paid	18.8	23.4	31.0
Cash corporate income tax paid	—	—	—